15. STOCK OPTIONS AND WARRANTS (Details-Option Activity) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Exercise Price
Weighted average grant date fair value	$ 0.13	$ 0.10
Employee Stock Option [Member]
Number of Options
Number of Options Outstanding, Beginning	15,216,664	19,917,007
Number of Options Granted	707,500	645,000
Number of Options Exercised	0	0
Number of Options Forfeited	(1,015,000)	(1,095,000)
Number of Options Expired	(88,575)	(4,250,343)
Number of Options Outstanding, Ending	14,820,589	15,216,664
Number of Options Exercisable, Ending	14,674,758
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.23	$ 0.25
Weighted Average Exercise Price Granted	0.20	0.16
Weighted Average Exercise Price Exercised	0.00	0.00
Weighted Average Exercise Price Forfeited	0.19	0.19
Weighted Average Exercise Price Expired	0.63	0.33
Weighted Average Exercise Price Outstanding, Ending	0.23	0.23
Weighted Average Exercise Price Exercisable, Ending	0.23
Weighted average grant date fair value	$ 0.13	$ 0.10